Revenues (Details) - Schedule of Company’s Revenues Disaggregated by Service	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 HKD ($)
Disaggregation of Revenue [Line Items]
Revenues	$ 49,450,434	$ 6,333,060	$ 44,684,149	$ 54,619,541
Cloud services and data centre managed services [Member]
Disaggregation of Revenue [Line Items]
Revenues	41,404,258	5,302,596	23,587,472	47,611,864
Telecommunication, consultancy and related services [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 8,046,176	$ 1,030,464	$ 21,096,677	$ 7,007,677